Basis of Presentation and General Information - Risk Concentration (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage revenues
Concentration Risk [Line Items]
Concentration of Risk	10.00%
Charterer A
Concentration Risk [Line Items]
Concentration of Risk	13.00%	15.00%
Accounts receivable	$ 2,876
Charterer B
Concentration Risk [Line Items]
Concentration of Risk			14.00%